UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ----------------

 Check here if Amendment [ ] ; Amendment Number:
                                                    ---------

  This Amendment (Check only one.):   [ ]  is a restatement.
                                      [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name: Strata Capital Management, LP
      -------------------------------

      -------------------------------

 Form 13F File Number:  28-12904
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Swift C. Barnes
       -------------------------
 Title: Chief Operating Officer
       -------------------------
 Phone: (310) 228-4185
       -------------------------

Signature, Place, and Date of Signing:

 /s/ Swift C. Barnes            Beverly Hills, CA            August 7, 2008
-------------------------    ------------------------    -----------------------
     [Signature]                  [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:           0
                                        -------------

 Form 13F Information Table Entry Total:     28
                                        -------------

 Form 13F Information Table Value Total:   168,408
                                        -------------
                                         (thousands)



List of Other Included Managers: None

         COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7       COLUMN 8
-------------------------          --------- ---------  --------- ---------------------  ------------ ----------- ------------------
                                                                                                                   VOTING AUTHORITY
      NAME OF ISSUER                TITLE OF   CUSIP     VALUE     SHRS OR   SH/   PUT/   INVESTMENT     OTHER
                                      CLASS             (X$1000)   PRN AMT   PRN   CALL   DISCRETION    MANAGERS  SOLE  SHARED  NONE
-------------------------          --------- ---------  --------- ---------  ----  ----  ------------ ----------- ----  ------  ----
BMP SUNSTONE CORPORATION             COM      05569C105     3,230    566,596  SH           SOLE                   SOLE
CANADIAN SOLAR INC. PUT 17.5 EXP
  07/19/2008                         PUT      136635109     3,300     82,100  SH    PUT    SOLE                   SOLE
CHESAPEAKE ENERGY CORP               COM      165167107     9,432    142,990  SH           SOLE                   SOLE
CHIPOTLE MEXICAN GRILL PUT 80 EXP
  9/20/2008                          PUT      169656105     1,966     23,800  SH    PUT    SOLE                   SOLE
DIGITAL RIVER INC                    COM      25388B104     8,966    232,400  SH           SOLE                   SOLE
DRYSHIPS INC                         COM      Y2109Q101     6,920     86,300  SH           SOLE                   SOLE
ELIXIR GAMING TECHNOLOGIES INC       COM      28661G105    10,439  8,699,274  SH           SOLE                   SOLE
EQUINIX INC                          COM      29444U502    19,538    218,991  SH           SOLE                   SOLE
FIRSTFED FINANCIAL CORP              COM      337907109       330     41,000  SH           SOLE                   SOLE
FIRSTFED FINANCIAL CORP PUT 25 EXP
  09/20/2008                         PUT      337907109       425     52,900  SH    PUT    SOLE                   SOLE
FOCUS MEDIA HOLDING ADR              COM      34415V109    22,340    805,924  SH           SOLE                   SOLE
FUEL TECH INC PUT 20 EXP 01/17/2009  PUT      359523107     4,215    239,200  SH    PUT    SOLE                   SOLE
IMERGENT INC. PUT 20 EXP 01/17/2009  PUT      45247Q100       488     41,200  SH    PUT    SOLE                   SOLE
JP MORGAN CHASE & CO PUT 5 EXP
  7/19/08                            PUT      46625H100     3,198     93,200  SH           SOLE                   SOLE
LULULEMON ATHLETICA INC PUT 25 EXP
  9/20/2008                          PUT      550021109     2,177     74,900  SH    PUT    SOLE                   SOLE
LULULEMON ATHLETICA INC PUT 25 EXP
  1/17/2009                          PUT      550021109     2,554     87,900  SH    PUT    SOLE                   SOLE
LULULEMON ATHLETICA INC PUT 45 EXP
  1/17/2009                          PUT      550021109     2,171     74,700  SH    PUT    SOLE                   SOLE
MF GLOBAL LTD                        COM      G60642108     4,559    722,532  SH           SOLE                   SOLE
MONOLITHIC POWER SYSTEMS, INC.       COM      609839105    23,733  1,097,739  SH           SOLE                   SOLE
NATURAL RESOURCES PARTNERS LP        COM      63900P103     2,056     49,892  SH           SOLE                   SOLE
NVIDIA CORP                          COM      67066G104    10,601    566,300  SH           SOLE                   SOLE
ODYSSEY MARINE EXPLORATION INC       COM      676118102    13,352  3,371,763  SH           SOLE                   SOLE
RADIANT SYSTEMS INC                  COM      75025N102     2,444    227,800  SH           SOLE                   SOLE
SIGMA DESIGNS INC PUT 20 EXP
  01/17/2009                         PUT      826565103     1,528    110,000  SH    PUT    SOLE                   SOLE
THQ INC. CALL 20 EXP 7/19/2008       CALL     872443403       912     45,000  SH    CALL   SOLE                   SOLE
THQ INC. CALL 22.5 EXP 7/19/2008     CALL     872443403     2,735    135,000  SH    CALL   SOLE                   SOLE
THQ INC. CALL 20 EXP 9/20/08         CALL     872443403     2,368    116,900  SH    CALL   SOLE                   SOLE
THQ INC. CALL 22.5 EXP 9/20/08       CALL     872443403     2,431    120,000  SH    CALL   SOLE                   SOLE